UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08702

                    ALLIANCE ALL-MARKET ADVANTAGE FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE ALL MARKET ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)
Company                                             Shares       U.S. $ Value
-----------------------------------------------------------------------------

COMMON STOCKS --101.4%

Technology--37.3%
Communication Equipment--9.6%
Corning, Inc.(a)                                    82,700      $   1,374,474
Juniper Networks, Inc.(a)                           62,800          1,581,304
QUALCOMM, Inc.                                      51,400          1,696,714
                                                                -------------
                                                                    4,652,492
                                                                -------------
Computer Hardware/ Storage--6.9%
Apple Computer, Inc.(a)                             38,000          1,398,780
Dell, Inc.(a)                                       49,800          1,967,598
                                                                -------------
                                                                    3,366,378
                                                                -------------
Computer Peripherals--1.5%
Network Appliance, Inc.(a)                          25,300            715,231
                                                                -------------
Computer Services--0.7%
Infosys Technologies Ltd.
(ADR) (India)                                        4,200            325,374
                                                                -------------
Computer Software--2.9%
Electronic Arts, Inc.(a)                            24,240          1,372,226
                                                                -------------
Internet Infrastructure--3.4%
eBay, Inc.(a)                                       49,140          1,622,111
                                                                -------------
Internet Media--4.8%
Yahoo!, Inc.(a)                                     67,200          2,328,481
                                                                -------------
Semiconductor Components--6.4%
Broadcom Corp. Cl. A(a)                             32,500          1,154,075
Marvell Technology Group Ltd. (Bermuda)(a)          37,200          1,415,088
Texas Instruments, Inc.                             19,000            533,330
                                                                -------------
                                                                    3,102,493
                                                                -------------
Software--1.1%
NAVTEQ Corp.(a)                                     14,000            520,520
                                                                -------------
                                                                   18,005,306
                                                                -------------
Healthcare--22.3%
Biotechnology--6.9%
Affymetrix, Inc.(a)                                  4,800            258,864
Amgen, Inc.(a)                                      14,800            894,808
Genentech, Inc.(a)                                  19,100          1,533,348
Gilead Sciences, Inc.(a)                            14,800            651,052
                                                                -------------
                                                                    3,338,072
                                                                -------------
Drugs--2.7%
Teva Pharmaceutical Industries Ltd.
    (ADR) (Israel)                                  41,100          1,279,854
                                                                -------------

Company                                             Shares       U.S. $ Value
-----------------------------------------------------------------------------

Medical Products--8.4%
Alcon, Inc. (Switzerland)                           13,100      $   1,432,485
St. Jude Medical, Inc.(a)                           34,200          1,491,462
Zimmer Holdings, Inc.(a)                            14,400          1,096,848
                                                                -------------
                                                                    4,020,795
                                                                -------------
Medical Services--4.3%
Caremark RX, Inc.(a)                                 9,600            427,392
WellPoint, Inc.(a)                                  23,900          1,664,396
                                                                -------------
                                                                    2,091,788
                                                                -------------
                                                                   10,730,509
                                                                -------------
Consumer Services--17.1%
Advertising--1.1%
Getty Images, Inc.(a)                                7,000            519,820
                                                                -------------
Broadcasting & Cable--2.2%
The E.W. Scripps Co. Cl. A                          11,100            541,680
XM Satellite Radio Holdings, Inc.(a)                15,000            504,900
                                                                -------------
                                                                    1,046,580
                                                                -------------
Entertainment & Leisure--1.5%
Carnival Corp. (Panama)                             13,400            730,970
                                                                -------------
Restaurant & Lodging--1.1%
Starbucks Corp.(a)                                   9,800            506,268
                                                                -------------
Retail - General Merchandise--5.2%
Kohl's Corp.(a)                                      8,800            492,008
Lowe's Cos., Inc.                                   12,900            751,038
Target Corp.                                        22,800          1,240,548
                                                                -------------
                                                                    2,483,594
                                                                -------------
Miscellaneous--6.0%
Google, Inc. Cl. A(a)                               10,000          2,941,500
                                                                -------------
                                                                    8,228,732
                                                                -------------
Finance--9.6%
Brokerage & Money Management--5.6%
Franklin Resources, Inc.                            10,500            808,290
Legg Mason, Inc.(a)                                  9,200            957,812
Merrill Lynch & Co., Inc.                            4,100            225,541
The Goldman Sachs Group, Inc.                        6,700            683,534
                                                                -------------
                                                                    2,675,177
                                                                -------------
Insurance--3.1%
AFLAC, Inc.                                         12,600            545,328
American International Group, Inc.                  16,400            952,840
                                                                -------------
                                                                    1,498,168
                                                                -------------
Miscellaneous--0.9%
MBNA Corp.                                          17,400            455,184
                                                                -------------
                                                                    4,628,529
                                                                -------------

Company                                         Shares or
                                             Contracts (b)       U.S. $ Value
-----------------------------------------------------------------------------

Energy--7.1%
Domestic Producers--0.5%
Noble Energy, Inc.                                   3,292      $     249,040
                                                                -------------
Oil Service--6.6%
Halliburton Co.                                     40,700          1,946,274
Nabors Industries Ltd. (Bermuda)(a)                 19,800          1,200,276
                                                                -------------
                                                                    3,146,550
                                                                -------------
                                                                    3,395,590
                                                                -------------
Capital Goods--3.8%
Miscellaneous--3.8%
General Electric Co.                                52,700          1,826,055
                                                                -------------
Consumer Staples--3.0%
Household Products--1.8%
The Procter & Gamble Co.                            16,800            886,200
                                                                -------------
Retail Stores - Food--1.2%
Whole Foods Market, Inc.                             4,900            579,670
                                                                -------------
                                                                    1,465,870
                                                                -------------
Consumer Manufacturing--1.2%
Building Related--1.2%
Pulte Homes, Inc.                                    6,700            564,475
                                                                -------------
Total Common Stocks
   (cost $40,897,533)                                              48,845,066
                                                                -------------
CALL OPTIONS PURCHASED(a)--2.7%
Avon Products, Inc.
   expiring Jan '06 @ $20                              282            506,190
Citigroup, Inc.
   expiring Jan '06 @ $30                               50             81,750
UnitedHealth Group, Inc.
   expiring Jan '06 @ $30                              302            688,560
                                                                -------------
Total Call Options Purchased
   (cost $1,388,562)                                                1,276,500
                                                                -------------
Total Investments--104.1%
   (cost $42,286,095)                                              50,121,566
Other assets less liabilities--(4.1%)                              (1,989,218)
                                                                -------------
Net Assets--100%                                                $  48,132,348
                                                                -------------

(a)   Non-income producing security.
(b)   One contract relates to 100 shares unless otherwise indicated.

      Glossary:

      ADR - American Depositary Receipt

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance All-Market Advantage Fund, Inc.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President

Date:   August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President

Date:   August 23, 2005

By:     /s/ Mark D. Gersten
        -------------------
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   August 23, 2005